Earnings per share	6 Months Ended
Apr. 30, 2020
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Earnings per share

Note 9 Earnings per share

	For the three months ended		For the six months ended
(Millions of Canadian dollars, except share and per share amounts)	April 30 2020	April 30 2019	April 30 2020	April 30 2019
Basic earnings per share
Net income	$1,481	$3,230	$4,990	$6,402
Preferred share dividends	(64)	(65)	(129)	(139)
Net income attributable to non-controlling interests	3	(4)	(2)	(6)
Net income available to common shareholders	1,420	3,161	4,859	6,257
Weighted average number of common shares (in thousands)	1,422,754	1,435,091	1,425,203	1,436,099
Basic earnings per share (in dollars)	$1.00	$2.20	$3.41	$4.36
Diluted earnings per share
Net income available to common shareholders	$1,420	$3,161	$4,859	$6,257
Dilutive impact of exchangeable shares	3	3	7	7
Net income available to common shareholders including dilutive impact of exchangeable shares	1,423	3,164	4,866	6,264
Weighted average number of common shares (in thousands)	1,422,754	1,435,091	1,425,203	1,436,099
Stock options (1)	906	2,224	1,280	2,125
Issuable under other share-based compensation plans	753	740	751	739
Exchangeable shares (2)	3,458	3,108	3,234	3,231
Average number of diluted common shares (in thousands)	1,427,871	1,441,163	1,430,468	1,442,194
Diluted earnings per share (in dollars)	$1.00	$2.20	$3.40	$4.34

(1)
The dilutive effect of stock options was calculated using the treasury stock method. When the exercise price of options outstanding is greater than the average market price of our common shares, the options are excluded from the calculation of diluted earnings per share. For the three months ended April 30, 2020, an average of 2,941,928 outstanding options with an average price of $101.06 were excluded from the calculation of diluted earnings per share. For the three months ended April 30, 2019, no outstanding options were excluded from the calculation of diluted earnings per share. For the six months ended April 30, 2020, an average of 1,584,011 outstanding options with an average price of $103.55 were excluded from the calculation of diluted earnings per share. For the six months ended April 30, 2019, an average of 761,317 outstanding options with an average exercise price of $102.33 were excluded from the calculation of diluted earnings per share.

(2)	Includes exchangeable preferred shares.